Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000146463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Renaissance International IPO ETF (NAV Return)
C000129677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Renaissance IPO ETF (NAV Return)
Without Sales Load [Member] | C000146463
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.32%)	(8.78%)		(2.83%)
Without Sales Load [Member] | C000129677
Average Annual Return [Line Items]
Average Annual Return, Percent	34.12%	8.84%	6.90%
RENAISSANCE INDEX: MSCI ALL COUNTRY WORLD INDEX EX-US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-US
Average Annual Return, Percent	25.96%	8.10%		5.88%
RENAISSANCE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Average Annual Return, Percent	36.35%	15.98%	13.38%
RENAISSANCE INDEX: RENAISSANCE INTERNATIONAL IPO INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Renaissance International IPO Index
RENAISSANCE INDEX: RENAISSANCE IPO INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Renaissance IPO Index